Quarterly Holdings Report
for
Fidelity® Emerging Markets Fund
July 31, 2022
EMF-NPRT3-0922
1.804872.118
Common Stocks - 93.2%
	Shares	Value ($)
Australia - 0.9%
Lynas Rare Earths Ltd. (a)	10,135,142	62,324,451
Brazil - 1.2%
Localiza Rent A Car SA	4,905,245	54,616,487
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	10,646,800	27,984,863
TOTAL BRAZIL		82,601,350
Canada - 0.6%
First Quantum Minerals Ltd.	2,262,500	41,343,563
Cayman Islands - 20.2%
Alibaba Group Holding Ltd. (a)	8,489,032	95,446,164
Bilibili, Inc. ADR (a)(b)	1,761,100	43,041,284
Chailease Holding Co. Ltd.	9,635,812	68,306,393
Hansoh Pharmaceutical Group Co. Ltd. (c)	40,718,000	79,362,208
JD.com, Inc. Class A	3,524,947	105,158,162
Meituan Class B (a)(c)	6,643,900	149,044,958
NetEase, Inc. ADR	652,400	60,660,152
Pinduoduo, Inc. ADR (a)	2,220,800	108,841,408
Sea Ltd. ADR (a)	451,200	34,435,584
Silergy Corp.	2,036,000	37,979,412
Tencent Holdings Ltd.	9,679,300	374,093,440
Wuxi Biologics (Cayman), Inc. (a)(c)	10,523,000	100,727,396
XP, Inc. Class A (a)	1,812,800	38,250,080
XPeng, Inc. Class A	2,897,000	35,174,140
Zai Lab Ltd. ADR (a)	1,297,600	52,591,728
TOTAL CAYMAN ISLANDS		1,383,112,509
Chile - 0.5%
Banco de Chile	374,680,156	35,551,163
China - 10.3%
Chongqing Fuling Zhacai Group Co. Ltd. Group (A Shares)	11,611,771	51,379,023
Kweichow Moutai Co. Ltd. (A Shares)	610,133	171,727,425
Midea Group Co. Ltd. (A Shares)	5,339,948	43,599,463
Shandong Sinocera Functional Material Co. Ltd. (A Shares)	6,044,599	28,615,453
Shanghai Baosight Software Co. Ltd. (A Shares)	12,422,348	74,174,088
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	2,481,154	106,690,294
Sinopharm Group Co. Ltd. (H Shares)	21,864,899	50,136,713
Sungrow Power Supply Co. Ltd. (A Shares)	2,853,985	52,541,260
Wuliangye Yibin Co. Ltd. (A Shares)	2,445,533	64,784,513
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	12,359,913	59,675,039
TOTAL CHINA		703,323,271
France - 2.7%
Gaztransport et Technigaz SA	117,260	16,119,231
Hermes International SCA	41,619	56,743,957
LVMH Moet Hennessy Louis Vuitton SE	72,099	50,062,288
Sartorius Stedim Biotech	161,500	64,307,795
TOTAL FRANCE		187,233,271
Hong Kong - 3.4%
AIA Group Ltd.	8,933,000	89,746,730
Chervon Holdings Ltd. (b)	8,721,470	42,052,464
Hong Kong Exchanges and Clearing Ltd.	1,409,374	64,676,817
Techtronic Industries Co. Ltd.	3,032,000	33,644,982
TOTAL HONG KONG		230,120,993
Hungary - 0.7%
Richter Gedeon PLC	2,267,800	46,281,574
India - 17.2%
Adani Ports & Special Economic Zone Ltd.	6,039,400	58,309,216
FSN E-Commerce Ventures Private Ltd. (a)(d)	1,693,920	26,841,729
HDFC Bank Ltd.	5,700,994	103,988,510
HDFC Standard Life Insurance Co. Ltd. (c)	5,937,600	41,686,985
Housing Development Finance Corp. Ltd.	4,439,246	133,815,244
IIFL Wealth Management Ltd.	863,472	18,272,194
Kotak Mahindra Bank Ltd.	4,281,948	98,227,587
Larsen & Toubro Ltd.	3,837,600	87,853,692
Petronet LNG Ltd.	22,707,400	63,127,439
Power Grid Corp. of India Ltd.	39,853,800	107,804,499
Reliance Industries Ltd.	7,278,518	231,226,608
Restaurant Brands Asia Ltd. (a)(e)	25,205,436	38,279,757
Tata Consultancy Services Ltd.	2,261,000	94,467,943
Ultratech Cement Ltd.	818,700	67,783,840
Zomato Ltd. (a)	7,510,700	4,459,237
TOTAL INDIA		1,176,144,480
Indonesia - 2.6%
PT Bank Central Asia Tbk	362,054,470	180,035,276
Japan - 0.7%
Hoya Corp.	512,400	51,338,199
Kenya - 1.3%
Safaricom Ltd.	340,321,000	85,724,255
Korea (South) - 5.9%
Hyundai Fire & Marine Insurance Co. Ltd.	628,734	15,822,943
Kakao Corp.	1,004,450	57,786,208
NAVER Corp.	352,050	70,160,992
Samsung Electronics Co. Ltd.	5,559,487	262,174,365
TOTAL KOREA (SOUTH)		405,944,508
Luxembourg - 1.0%
Globant SA (a)(b)	339,300	67,602,132
Mexico - 1.5%
Banco del Bajio SA (c)	24,918,275	58,599,598
Grupo Aeroportuario Norte S.A.B. de CV	7,555,387	46,020,574
TOTAL MEXICO		104,620,172
Netherlands - 2.9%
ASML Holding NV (Netherlands)	231,000	132,769,188
Ferrari NV (b)	281,900	59,545,737
Yandex NV Series A (a)(f)	1,084,187	3,718,588
TOTAL NETHERLANDS		196,033,513
Russia - 0.0%
LUKOIL PJSC sponsored ADR (f)	802,595	227,046
Sberbank of Russia (a)(f)	25,741,060	236,095
TOTAL RUSSIA		463,141
Saudi Arabia - 2.7%
Al Rajhi Bank	5,233,920	124,856,026
Saudi Arabian Oil Co. (c)	6,017,000	63,598,216
TOTAL SAUDI ARABIA		188,454,242
South Africa - 1.0%
Clicks Group Ltd.	4,148,583	69,844,465
Sweden - 0.3%
VEF AB (a)(e)	81,129,072	19,000,531
Taiwan - 10.9%
E.SUN Financial Holdings Co. Ltd.	55,899,251	51,360,872
eMemory Technology, Inc.	1,814,000	71,878,295
Taiwan Semiconductor Manufacturing Co. Ltd.	33,645,000	575,133,908
Voltronic Power Technology Corp.	975,868	47,777,146
TOTAL TAIWAN		746,150,221
United States of America - 4.7%
Adobe, Inc. (a)	123,078	50,476,749
Dlocal Ltd. (a)(b)	2,378,572	66,076,730
Maravai LifeSciences Holdings, Inc. (a)	1,364,298	35,594,535
NVIDIA Corp.	819,608	148,865,401
TaskUs, Inc. (a)(b)	876,570	18,434,267
TOTAL UNITED STATES OF AMERICA		319,447,682
TOTAL COMMON STOCKS (Cost $5,696,901,883)		6,382,694,962

Preferred Stocks - 1.0%
	Shares	Value ($)
Convertible Preferred Stocks - 0.5%
Cayman Islands - 0.3%
Creditas Financial Solutions Ltd. Series F (d)(f)	64,604	20,615,782
China - 0.2%
ByteDance Ltd. Series E1 (a)(d)(f)	85,253	12,237,216
TOTAL CONVERTIBLE PREFERRED STOCKS		32,852,998
Nonconvertible Preferred Stocks - 0.5%
Brazil - 0.5%
Petroleo Brasileiro SA - Petrobras sponsored ADR	2,401,900	34,299,132
TOTAL PREFERRED STOCKS (Cost $68,345,801)		67,152,130

Convertible Bonds - 0.3%
	Principal Amount (g)	Value ($)
Cayman Islands - 0.3%
ZKH Group Ltd. 8% 12/23/22 (d)(f) (Cost $21,461,870)	21,461,870	21,461,870

Money Market Funds - 3.8%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (h)	183,828,869	183,865,635
Fidelity Securities Lending Cash Central Fund 2.01% (h)(i)	80,820,152	80,828,234
TOTAL MONEY MARKET FUNDS (Cost $264,693,869)		264,693,869

TOTAL INVESTMENT IN SECURITIES - 98.3% (Cost $6,051,403,423)	6,736,002,831
NET OTHER ASSETS (LIABILITIES) - 1.7%	114,472,346
NET ASSETS - 100.0%	6,850,475,177

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $493,019,361 or 7.2% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $81,156,597 or 1.2% of net assets.

(e)	Affiliated company
(f)	Level 3 security
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	9,341,528
Creditas Financial Solutions Ltd. Series F	1/28/22	20,349,123
FSN E-Commerce Ventures Private Ltd.	10/07/20 - 10/26/20	4,649,356
ZKH Group Ltd. 8% 12/23/22	2/24/22	21,461,870

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	104,837,920	1,996,220,826	1,917,193,111	952,282	-	-	183,865,635	0.4%
Fidelity Securities Lending Cash Central Fund 2.01%	38,984,400	872,362,196	830,518,362	191,482	-	-	80,828,234	0.2%
Total	143,822,320	2,868,583,022	2,747,711,473	1,143,764	-	-	264,693,869

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Restaurant Brands Asia Ltd.	28,304,933	19,443,809	-	-	-	(9,468,985)	38,279,757
VEF AB	58,759,062	-	-	-	-	(39,758,531)	19,000,531
Total	87,063,995	19,443,809	-	-	-	(49,227,516)	57,280,288

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Convertible Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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